Unit-Based Compensation and Other Benefit Plans (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Unit-Based Compensation
During the three months ended March 31, 2013, the Company granted 612,240 restricted units and 105,530 phantom units to employees, primarily as part of its annual review of its nonexecutive employees’ compensation, with an aggregate fair value of approximately $27 million. The restricted units and phantom units vest over three years. A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

General and administrative expenses	$9,865	$7,622
Lease operating expenses	1,397	549
Total unit-based compensation expenses	$11,262	$8,171
Income tax benefit	$4,161	$3,019

Unit-Based Compensation
During the six months ended June 30, 2013, the Company granted 652,840 restricted units and 105,530 phantom units to employees, primarily as part of its annual review of its nonexecutive employees’ compensation, with an aggregate fair value of approximately $29 million. The restricted units and phantom units vest over three years. A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands)

General and administrative expenses	$7,136	$6,289	$17,001	$13,911
Lease operating expenses	1,177	374	2,574	923
Total unit-based compensation expenses	$8,313	$6,663	$19,575	$14,834
Income tax benefit	$3,072	$2,462	$7,233	$5,481

Unit-Based Compensation
During the nine months ended September 30, 2013, the Company granted 659,590 restricted units and 105,530 phantom units to employees, primarily as part of its annual review of its nonexecutive employees’ compensation, with an aggregate fair value of approximately $29 million. The restricted units and phantom units vest over three years. A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
	(in thousands)

General and administrative expenses	$8,407	$6,505	$25,408	$20,416
Lease operating expenses	1,279	396	3,853	1,319
Total unit-based compensation expenses	$9,686	$6,901	$29,261	$21,735
Income tax benefit	$3,579	$2,550	$10,812	$8,031

Unit-Based Compensation and Other Benefit Plans
Unit-Based Compensation and Other Benefit Plans
Incentive Plan Summary
The Linn Energy, LLC Amended and Restated Long-Term Incentive Plan, as amended (the “Plan”), originally became effective in December 2005. The Plan, which is administered by the Compensation Committee of the Board of Directors (“Compensation Committee”), permits granting unit grants, unit options, restricted units, phantom units and unit appreciation rights to employees, consultants and nonemployee directors under the terms of the Plan. The unit options and restricted units vest ratably over three years. The contractual life of unit options is 10 years.
The Plan limits the number of units that may be delivered pursuant to awards to 12.2 million units. The Board of Directors and the Compensation Committee have the right to alter or amend the Plan or any part of the Plan from time to time, including increasing the number of units that may be granted, subject to unitholder approval as required by the exchange upon which the units are listed at that time. However, no change in any outstanding grant may be made that would materially reduce the benefits to the participant without the consent of the participant.
Upon exercise or vesting of an award of units, or an award settled in units, the Company will issue new units, acquire units on the open market or directly from any person, or use any combination of the foregoing, at the Compensation Committee’s discretion. If the Company issues new units upon exercise or vesting of an award, the total number of units outstanding will increase. To date, the Company has issued awards of unit grants, unit options, restricted units and phantom units. The Plan provides for all of the following types of awards:
Unit Grants – A unit grant is a unit that vests immediately upon issuance.
Unit Options – A unit option is a right to purchase a unit at a specified price at terms determined by the Compensation Committee. Unit options will have an exercise price that will not be less than the fair market value of the units on the date of grant, and in general, will become exercisable over a vesting period but may accelerate upon a change in control of the Company. If a grantee’s employment or service relationship terminates for any reason other than death, the grantee’s unvested unit options will be automatically forfeited unless the option agreement or the Compensation Committee provides otherwise.
Restricted Units – A restricted unit is a unit that vests over a period of time and that during such time is subject to forfeiture, and may contain such terms as the Compensation Committee shall determine. The Company intends the restricted units under the Plan to serve as a means of incentive compensation for performance and not primarily as an opportunity to participate in the equity appreciation of its units. Therefore, Plan participants will not pay any consideration for the restricted units they receive. If a grantee’s employment or service relationship terminates for any reason other than death, the grantee’s unvested restricted units will be automatically forfeited unless the Compensation Committee or the terms of the award agreement provide otherwise.
Phantom Units/Unit Appreciation Rights – These awards may be settled in units, cash or a combination thereof. Such grants contain terms as determined by the Compensation Committee, including the period or terms over which phantom units vest. If a grantee’s employment or service relationship terminates for any reason other than death or retirement, the grantee’s phantom units or unit appreciation rights will be automatically forfeited unless, and to the extent, the Compensation Committee or the terms of the award agreement provide otherwise. Upon death or retirement, as defined in the Plan, a participant’s phantom units vest in full unless the terms of the award agreement provide otherwise. While phantom units require no payment from the grantee, unit appreciation rights will have an exercise price that will not be less than the fair market value of the units on the date of grant. At December 31, 2012, the Company had 36,784 phantom units issued and outstanding. To date, the Company has not issued unit appreciation rights.
Securities Authorized for Issuance Under the Plan
As of December 31, 2012, approximately 4.6 million units were issuable under the Plan pursuant to outstanding award or other agreements, and 769,316 additional units were reserved for future issuance under the Plan.
Accounting for Unit-Based Compensation
The Company recognizes as expense, beginning at the grant date, the fair value of unit options and other equity-based compensation issued to employees and nonemployee directors. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period using the straight-line method in the Company’s consolidated statements of operations. A summary of unit-based compensation expenses included on the consolidated statements of operations is presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

General and administrative expenses	$27,641	$21,131	$13,450
Lease operating expenses	1,892	1,112	342
Total unit-based compensation expenses	$29,533	$22,243	$13,792

Income tax benefit	$10,912	$8,219	$5,096

Restricted/Unrestricted Units
The fair value of unrestricted unit grants and restricted units issued is determined based on the fair market value of the Company units on the date of grant. A summary of the status of the nonvested units as of December 31, 2012, is presented below:

	Number of Nonvested Units	Weighted Average Grant-Date Fair Value

Nonvested units at December 31, 2011	1,859,662	$31.54
Granted	1,046,590	$37.42
Vested	(875,877)	$27.20
Forfeited	(77,244)	$34.34
Nonvested units at December 31, 2012	1,953,131	$36.16
The weighted average grant-date fair value of unrestricted unit grants and restricted units granted was $38.54 and $25.89 during the years ended December 31, 2011, and December 31, 2010, respectively. The total fair value of units that vested was approximately $24 million, $13 million and $14 million for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively. As of December 31, 2012, there was approximately $35 million of unrecognized compensation cost related to nonvested restricted units. The cost is expected to be recognized over a weighted average period of approximately 1.6 years .
In January 2013, the Company granted 612,240 restricted units and 105,530 phantom units as part of its annual review of its nonexecutive employees’ compensation.
Changes in Unit Options and Unit Options Outstanding
The following provides information related to unit option activity for the year ended December 31, 2012:

	Number of Units Underlying Options	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value in Millions

Outstanding at December 31, 2011	1,409,993	$22.14	5.83	$22
Granted	3,400,000	$40.01
Exercised	(167,188)	$21.65
Outstanding at December 31, 2012	4,642,805	$35.25	6.28	$16

Exercisable at December 31, 2012	1,242,805	$22.21	4.93	$16
During the year ended December 31, 2012, the weighted average grant-date fair value of unit options granted was $5.31. No unit options were granted during the years ended December 31, 2011, or December 31, 2010. The total intrinsic value of unit options exercised was approximately $3 million, $5 million and $2 million, during the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively. The Company received approximately $4 million from the exercise of unit options during the year ended December 31, 2012. No unit options expired during the years ended December 31, 2012, December 31, 2011, or December 31, 2010. As of December 31, 2012, total unrecognized compensation cost related to nonvested unit options was approximately $15 million. The cost is expected to be recognized over a weighted average period of approximately 3.1 years.
The fair value of unit-based compensation for unit options was estimated on the date of grant using a Black-Scholes pricing model based on certain assumptions. That value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction. The Company’s determination of the fair value of unit-based payment awards is affected by the Company’s unit price as well as assumptions regarding a number of complex and subjective variables. The Company’s employee unit options have various restrictions including vesting provisions and restrictions on transfers and hedging, among others, and often are expected to be exercised prior to their contractual maturity.
Expected volatilities used in the estimation of fair value of the 2012 unit option grants have been determined using available volatility data for the Company. Expected volatilities used in the estimation of fair value of unit options granted in previous years were determined using available volatility data for the Company as well as an average of volatility computations of other identified peer companies in the oil and natural gas industry. Expected distributions are estimated based on the Company’s distribution rate at the date of grant. Forfeitures are estimated using historical Company data and are revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. The risk-free rate for periods within the expected term of the unit option is based on the U.S. Treasury yield curve in effect at the time of grant. Historical data of the Company is used to estimate expected term. All employees granted awards have been determined to have similar behaviors for purposes of determining the expected term used to estimate fair value. The fair values of the 2012 unit option grants were based upon the following assumptions:

2012

Expected volatility	34.10%
Expected distributions	7.25%
Risk-free rate	0.67%
Expected term	5 years

Nonemployee Grants
In 2007, the Company granted an aggregate 150,000 unit warrants to certain individuals in connection with an acquisition transition services agreement. The unit warrants, 15,000 of which remain outstanding, have an exercise price of $25.50 per unit warrant, are fully exercisable at December 31, 2012, and expire 10 years from the date of issuance. During the year ended December 31, 2012, 135,000 unit warrants were exercised, and the Company received approximately $3 million from these exercises.
Defined Contribution Plan
The Company sponsors a 401(k) defined contribution plan for eligible employees. Company contributions to the 401(k) plan consist of a discretionary matching contribution equal to 100% of the first 6% of eligible compensation contributed by the employee on a before-tax basis. The Company contributed approximately $5 million, $4 million and $3 million during the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively, to the 401(k) plan’s trustee account. The 401(k) plan funds are held in a trustee account on behalf of the plan participants.